Subsequent events	12 Months Ended
Dec. 31, 2025
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Subsequent events

Note 23. Subsequent events

On January 30, 2026, the repayment term of the advance agreement with BPI related to partial financing of the eti-cel R&D program and related CMC activities (see note 14.1 Conditional advances) has been extended by 18 months, with the date of the repayment of the first installment set to September 30, 2029.